Stock Options (Details) - USD ($)		1 Months Ended			12 Months Ended
	Oct. 15, 2021	Apr. 16, 2022	Nov. 21, 2020	Oct. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2022	Nov. 30, 2021
Stock Options (Details) [Line Items]
Stock options aggregate				545,182
Conversion price (in Dollars per share)				$ 2
Consulting fees (in Dollars)				$ 1,090,361			$ 4,296,763	$ 1,478,590
Company granted option	1,280,002	761,920	545,182		761,920	1,280,002
Options vested grant date exercisable	10 years	10 years	10 years
Exercise price per share (in Dollars per share)	$ 3	$ 3
Fair value of options granted (in Dollars)					$ 1.63	$ 2.09
Stock-based compensation expense (in Dollars)					$ 1,241,930	$ 2,675,205
2016 Equity Incentive Plan [Member]
Stock Options (Details) [Line Items]
Options available for grant					3,860,211